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                        DIRECTOR ACCESS (SERIES I AND IR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED DECEMBER 23, 2002
                     TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective as of the close of business on January 23, 2003, the Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund Sub-Account, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, and the Hartford International Small Company HLS Fund Sub-Accounts are closed to new and subsequent premium payments and transfers of Contract Value.

You will be allowed to continue any Dollar Cost Averaging, InvestEase(R), or Asset Rebalancing Program if you enrolled in the program on or before January 23, 2003.




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4259
File No. 333-45301